Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 90.1%
Communication Services - 2.5%
42,345	Comcast Corp.	1,958,880
Consumer Discretionary - 14.4%
15,871	Best Buy Co., Inc.	1,766,284
14,173	Hasbro, Inc.	1,172,390
7,381	Home Depot, Inc.	2,049,777
10,967	Lowe's Companies, Inc.	1,818,987
10,829	McDonald's Corp.	2,376,857
12,943	Target Corp.	2,037,487
		11,221,782
Consumer Staples - 8.6%
19,111	Altria Group, Inc.	738,449
37,424	Coca-Cola Co.	1,847,623
19,821	Philip Morris International, Inc.	1,486,377
37,216	Reynolds Consumer Products, Inc.	1,139,554
25,071	Unilever NV ADR	1,514,288
		6,726,291
Energy - 2.7%
111,597	Kinder Morgan, Inc.	1,375,991
59,151	Suncor Energy, Inc.	723,417
		2,099,408
Financials - 14.7%
12,908	Ameriprise Financial, Inc.	1,989,252
61,525	Bank of America Corp.	1,482,137
28,410	Blackstone Group, Inc.	1,483,002
19,353	Cincinnati Financial Corp.	1,508,953
8,178	Erie Indemnity Co.	1,719,670
20,237	JPMorgan Chase & Co.	1,948,216
10,413	T. Rowe Price Group, Inc.	1,335,155
		11,466,385
Health Care - 16.9%
14,173	AbbVie, Inc.	1,241,413
12,544	Gilead Sciences, Inc.	792,655
15,749	Johnson & Johnson	2,344,711
17,880	Medtronic PLC	1,858,090
40,508	Merck & Co., Inc.	3,360,139
24,187	Novartis AG ADR	2,103,301
4,851	UnitedHealth Group, Inc.	1,512,396
		13,212,705
Industrials - 4.5%
8,039	Canadian National Railway Co.	855,832
7,866	General Dynamics Corp.	1,088,890
7,987	Otis Worldwide Corp.	498,549
18,348	Raytheon Technologies Corp.	1,055,744
		3,499,015
Information Technology - 21.7%
6,619	Accenture PLC	1,495,828
7,000	Analog Devices, Inc.	817,180
39,451	Apple, Inc.	4,568,820
15,836	Automatic Data Processing, Inc.	2,208,964
64,574	Cisco Systems, Inc.	2,543,570
25,400	Microsoft Corp.	5,342,382
		16,976,744
Materials - 4.1%
22,524	Dow, Inc.	1,059,754
8,888	Linde PLC	2,116,500
		3,176,254
Total Common Stocks (Cost $39,962,613)		70,337,464

Preferred Stocks - 1.6%
Financials - 0.6%
8,913	KKR & Co., Inc. - Series C, 6.00%*	463,476
Health Care - 1.0%
15,213	Becton, Dickinson & Co.^	800,964
Total Preferred Stocks (Cost $1,237,963)		1,264,440

Real Estate Investment Trusts - 4.6%
8,940	American Tower Corp.	2,161,066
21,883	W.P. Carey, Inc.	1,425,896
Total Real Estate Investment Trusts (Cost $2,167,487)		3,586,962

Short-Term Investments - 3.8%
Money Market Funds - 3.8%
3,007,324	First American Government Obligations Fund - Class Z, 0.05%#	3,007,324
Total Short-Term Investments (Cost $3,007,324)		3,007,324
Total Investments - 100.1% (Cost $46,375,387)		78,196,190
Liabilities in Excess of Other Assets - (0.1)%		(80,405)
NET ASSETS - 100.0%		$78,115,785

ADR - American Depositary Receipt
* Non-Income Producing
^ Each depositary share represents 1/20th interest in a share of Becton, Dickinson and Co. 6.00% Mandatory Convertible Preferred Stock, Series B. Each outstanding depositary share will automatically convert on June 1, 2023 into a number of shares of common stock. Refer to the company's filings at sec.gov for additional information.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.